SEGMENT REPORTING (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) item state segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) state	Dec. 31, 2025 item state	Dec. 31, 2025 segment state	Dec. 31, 2024 USD ($)
Segment Reporting [Abstract]
Number of states | state	46		46	46	46
Number of business activity	1			1	1
Number of operating segments	1				1
Number of reportable segments	1				1
Interest expense and other fees | $	$ 3,139	$ 5,144	$ 20,552			$ 18,851